Unaudited Condnesed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues		$ 33,828,346	$ 23,954,998
Cost of revenues		(32,231,880)	(23,474,605)
Gross profit		1,596,466	480,393
Operating expenses:
Selling and marketing expenses		34,307	30,273
General and administrative expenses		7,180,085	509,915
Research and development expenses		61,170	67,556
Impairment loss on non-current assets		900,000
Total operating expenses		8,175,562	607,744
Loss from operations		(6,579,096)	(127,351)
Other income (loss):
Financial income		64,222	156,742
Financial expense		(25,580)	(23,090)
Other expense			(4,224)
Total other income (loss), net		38,642	129,428
(Loss) Income before Income tax		(6,540,454)	2,077
Income tax expense		(340,705)	(234,610)
Net loss		(6,881,159)	(232,533)
Comprehensive income
Net loss		(6,881,159)	(232,533)
Foreign currency translation gain (loss)		113,497	(46,620)
Total Comprehensive loss		$ (6,767,662)	$ (279,153)
Loss per ordinary share*
Basic (in Dollars per share)	[1]	$ (1.53)	$ (3.2)
Diluted (in Shares) (in Dollars per share)	[1]	$ (1.53)	$ (3.2)
Weighted average number of ordinary shares outstanding
Basic (in Shares)		4,487,756	72,592
Diluted (in Shares) (in Shares)		4,487,756	72,592

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).